Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended									0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 03, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 1999 Stock Option Plan [Member]	Dec. 31, 2012 1999 Stock Option Plan [Member]	Dec. 31, 2013 2000 Stock Option Plan [Member]	Mar. 20, 2013 2004 Long Term Incentive Plan [Member]	Dec. 31, 2013 2004 Long Term Incentive Plan [Member]	Dec. 31, 2012 2004 Long Term Incentive Plan [Member]	Dec. 31, 2011 2004 Long Term Incentive Plan [Member]	Dec. 31, 2013 2004 Long Term Incentive Plan [Member] HopFed [Member]	Dec. 31, 2013 2004 Long Term Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 2004 Long Term Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 2004 Long Term Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 401(k) [Member]	Dec. 31, 2012 401(k) [Member]	Dec. 31, 2011 401(k) [Member]	Dec. 31, 2013 Deferred Compensation Plans [Member]	Dec. 31, 2010 Deferred Compensation Plans [Member]	Mar. 20, 2013 2013 Long Term Incentive Plan [Member]	Mar. 20, 2013 2013 Long Term Incentive Plan [Member] Minimum [Member]	Mar. 20, 2013 2013 Long Term Incentive Plan [Member] Maximum [Member]
Compensation Related Costs Disclosure [Line Items]
Percentage of common stock dividend				2.00%		2.00%
Shares authorized to be granted under option or other stock incentive plans								403,360		40,000		200,000				21,599	10,392	10,972						300,000
Fully vested options	20,808	20,808	31,212		81,600				20,808
Exercise price per share										$ 10.00
Board of Directors granted options to purchase, Shares of common stock										40,000
Stock options vesting period							4 years					4 years													3 years	4 years
Fair value of vested options outstanding								$ 91,000
Final maturity date	Jun. 01, 2014
Shares issued under long-term incentive plan											0
Restricted stock granted by Compensation Committee, market value																232,000	73,800	87,000
Compensation expense												115,000	99,000	118,000
Restricted shares available from the HOPFED Bancorp															278,668
Employee contributions of earnings in the plan																			15.00%
Management matching contribution in the plan																			4.00%
Additional compensation without regards to the employee contribution																			4.00%
Company contributions, expense																			737,000	627,000	532,000
Company contributions forfeited by employees																			22,000	59,000
Deferred compensation arrangement number of installments related to distributions paid																						15 years
Retirement expenses																							19,000
Original face value of all deferred compensation contracts																						668,000
Accrued value of all deferred compensation contracts																						318,000
Cash remittances on deferred compensation contracts per year																						$ 29,000